Capital structure and financing - C.3. Debt and financing (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Jan. 01, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 COP ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 5,631	$ 5,915
Less: portion payable within one year	(54)	(129)
Debt and financing – non-current	5,578	5,786	[1]	$ 4,123
Total non-current financing due after more than one year	59	57
Debt and financing – current	113	186	[1]	$ 458
Borrowings	5,691	5,972
Millicom International Cellular S.A. (Luxembourg)
Disclosure of detailed information about borrowings [line items]
Borrowings	2,504	2,773
Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings	803	827
Paraguay
Disclosure of detailed information about borrowings [line items]
Borrowings	738	502
Bolivia
Disclosure of detailed information about borrowings [line items]
Borrowings	337	350
Panama
Disclosure of detailed information about borrowings [line items]
Borrowings	869	918
Tanzania
Disclosure of detailed information about borrowings [line items]
Borrowings	203	186
Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings	119	148
El Salvador
Disclosure of detailed information about borrowings [line items]
Borrowings	118	268
Bilateral Facility With IIC
Disclosure of detailed information about borrowings [line items]
Borrowings face amount					$ 50	$ 144,054.5
Borrowings, interest rate					9.45%	9.45%
Bonds
Disclosure of detailed information about borrowings [line items]
Total non-current financing	4,253	4,067
Total non-current financing due after more than one year	44	46
Banks
Disclosure of detailed information about borrowings [line items]
Total non-current financing	1,337	1,805
Total non-current financing due after more than one year	15	11
Other Borrowings
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 41	$ 43

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).